CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EXCLUDING DISCONTINUED OPERATIONS $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)
Disclosure Of Operating Segments [Line Items]
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	$ 52,230	[1],[2]
LOSS FROM DISCONTINUED OPERATIONS (**)	(3,082)	[1],[2]
(LOSS)/PROFIT FOR THE YEAR	49,148
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Other comprehensive income/(loss)	(118,205)
Total comprehensive (loss)/income	(69,057)
Atento Morocco [member]
Disclosure Of Operating Segments [Line Items]
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	52,230	[3]
LOSS FROM DISCONTINUED OPERATIONS (**)	(3,082)	[3],[4]
(LOSS)/PROFIT FOR THE YEAR	49,148	[3]
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Cash flow/net investment hedge (Note 15)	18,955	[5]
Tax effect on hedge	(314)	[5]
Translation differences	(137,474)	[5]
Other comprehensive income/(loss)	(118,205)	[5]
Total comprehensive (loss)/income	(69,057)	[5]
Total comprehensive income/(loss) attributable to:
Owners of the parent	(69,057)	[5]
Non-controlling interest	$ 0	[5]

[1]	(*) E xclude discontinued operations – Mo roc c o.
[2]

(1) A s of December 31, 2017 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted lo ss per share as the loss in 2017 is anti-dilutive .

[3]	(*) Exclude discontinued operations - Morocco.
[4]	(**) Discontinued operations did not generate any income tax expense.
[5]	(*) Exclude discontinued operations - Morocco.